Supplemental cash flow information (Tables)	12 Months Ended
Mar. 31, 2025
Text Block1 [Abstract]
Disclosure Of Interest And Dividends
(3)	Interest and dividends

	Yen in millions
	Fiscal year ended March 31
	2023	2024	2025
Interest received
Financial services revenue	224,137	244,292	260,725
Financial income	20,872	36,295	49,582
Dividends received
Financial services revenue	23,409	52,760	41,214
Financial income	3,488	1,138	1,390
Interest paid
Financial services expenses	27,352	74,857	91,431
Financial expenses	11,663	22,667	21,829

Disclosure of reconciliation of liabilities arising from financing activities
(5)	Reconciliation of liabilities arising from financing activities

	Yen in millions
	Short-term borrowings	Long-term debt

Balance as of April 1, 2022	56,091	951,233

Net cash flows from financing activities	32,391	229,578
Acquisitions through business combinations	-	32,009
Non-cash items:
Conversion of convertible bonds	-	(26,563)
Obtaining assets by entering into lease contracts	-	127,322
Translation adjustment	4,533	22,684
Other	(369)	(13,936)

Total changes	36,555	371,094

Balance as of March 31, 2023	92,646	1,322,327

Net cash flows from financing activities	(18,370)	97,026
Acquisitions through business combinations	796	853
Non-cash items:
Obtaining assets by entering into lease contracts	-	101,039
Translation adjustment	12,097	76,168
Other	1,133	(11,400)

Total changes	(4,344)	263,686

Balance as of March 31, 2024	88,302	1,586,013

Net cash flows from financing activities	(28,585)	(41,787)
Acquisitions through business combinations	-	32,801
Non-cash items:
Obtaining assets by entering into lease contracts	-	115,087
Translation adjustment	(1,040)	(9,408)
Other	(8,036)	3,977

Total changes	(37,661)	100,670

Balance as of March 31, 2025	50,641	1,686,683

Disclosure of cash and cash equivalents
(6)	Components of cash and cash equivalents

	Yen in millions
	March 31
	2023	2024	2025
Cash and demand deposits	1,227,541	1,535,476	1,885,112
Time deposits with original maturities of three months or less	76,452	63,169	126,375
Money market funds	116,607	219,559	709,460
Call loans	60,300	88,909	260,009

Total	1,480,900	1,907,113	2,980,956